Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in allowance for loan losses [Roll Forward]
Balance, Beginning of Year	$ 11,805,986	$ 12,736,921	$ 15,649,594
Provision for Loan Losses	1,308,000	4,485,000	6,784,767
Loans Charged Off	(5,104,491)	(6,227,716)	(10,454,175)
Recoveries of Loans Previously Charged Off	792,821	811,781	756,735
Balance, End of Year	$ 8,802,316	$ 11,805,986	$ 12,736,921